PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation	$ 46,272.00	$ 45,958.00	$ 137,488	$ 126,128
Property and equipment acquired			$ 185,523	$ 298,839	$ 311,128	$ 138,331
General and Administrative Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation					$ 172,503	$ 174,274